Taxes (Details) - Schedule of Pre-Tax Income (loss) is Derived - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Pre-Tax Income (loss) is Derived [Line Items]
Income (loss) before income taxes	$ 7,649,346	$ (265,241)	$ 1,424,159
PRC [Member]
Schedule of Pre-Tax Income (loss) is Derived [Line Items]
Income (loss) before income taxes	8,637,772	(180,032)	1,424,159
HK [Member]
Schedule of Pre-Tax Income (loss) is Derived [Line Items]
Income (loss) before income taxes	(30)	(2,136)
Cayman [Member]
Schedule of Pre-Tax Income (loss) is Derived [Line Items]
Income (loss) before income taxes	$ (988,396)	$ (83,073)